                                                                File Nos. 33-20891

                                                                          811-5527

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C. 20549

                                     FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre‑Effective Amendment No.                                     [  ]

     Post‑Effective Amendment No. 32                                 [X]

                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 32                                                [X]

                         (Check appropriate box or boxes.)

               DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

                (Exact Name of Registrant as Specified in Charter)

           c/o The Dreyfus Corporation

           200 Park Avenue, New York, New York        10166

           (Address of Principal Executive Offices)   (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                             Michael A Rosenberg, Esq.

                                  200 Park Avenue

                             New York, New York 10166

                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

      X   Immediately upon filing pursuant to paragraph (b)

     ----

          On (date) pursuant to paragraph (b)

     ----

          60 days after filing pursuant to paragraph (a)(i)

     ----

          On (date) pursuant to paragraph (a)(i)

     ----

          75 days after filing pursuant to paragraph (a)(ii)

     ----

          On (date) pursuant to paragraph (a)(ii) of Rule 485

     ----

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

1

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 19th day of April, 2011.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

BY:      /s/Bradley J. Skapyak*

____________________________

Bradley J. Skapyak, PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                         Title                                 Date

__________________________     ______________________________                 __________

/s/Bradley J. Skapyak*               President                                 04/19/11

______________________________       (Principal Executive

Bradley J. Skapyak                   Officer)

/s/James Windels*                    Treasurer

      ___________________________   (Principal Financial and Accounting        04/19/11

James Windels                        Officer)

/s/Joseph S. DiMartino*              Chairman of the Board                      04/19/11

__________________________________

Joseph S. DiMartino

/s/David W. Burke*                   Board Member                               04/19/11

_________________________________

David W. Burke

/s/William Hodding Carter III*       Board Member                               04/19/11

_________________________________

William Hodding Carter III

/s/Gordon J. Davis*                  Board Member                               04/19/11

_________________________________

Gordon J. Davis

/s/Joni Evans*                       Board Member                               04/19/11

__________________________________

Joni Evans

/s/Ehud Houminer*                    Board Member                               04/19/11

_________________________________

Ehud Houminer

/s/Richard C. Leone*                 Board Member                               04/19/11

________________________________

Richard C. Leone

/s/Hans C. Mautner*                  Board Member                               04/19/11

___________________________________

Hans C. Mautner

/s/Robin A. Melvin*                  Board Member                               04/19/11

___________________________________

Robin A. Melvin

/s/Burton N. Wallack*                Board Member                               04/19/11

__________________________________

Burton N. Wallack

/s/John E. Zuccotti*                 Board Member                               04/19/11

_________________________________

John E. Zuccotti

*BY:  /s/John B. Hammalian

      John B. Hammalian,

      Attorney-in-Fact

INDEX OF EXHIBITS

Exhibit-101.SCH	Taxonomy
Exhibit -101.INS	Instance Document
Exhibit – 101.CAL	Calculation Linkbase
Exhibit – 101.PRE	Presentation Linkbase
Exhibit – 101.DEF	Definition linkbase
Exhibit - 101.LAB	Label Linkbase